COPYRIGHTS, NET (Details) - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Licensed copyrights at cost	$ 10,477,657	$ 8,326,199	$ 0
Inverntory		4,310,519	0
Less: amortization	(2,181,792)	(1,716,939)	0
Licensed copyrights at cost, net	$ 8,295,865	6,609,260	0
Artwork [Member]
Inverntory		859,540	0
Script Development [Member]
Inverntory		2,235,979	0
Mobile Audio Games [Member]
Inverntory		$ 1,215,000	$ 0